14. STOCK-BASED COMPENSATION (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, beginning	2,159,042	1,514,056	1,515,376
Options Granted	314,200	653,766
Options Exercised	(1,536)
Options Forfeited	(144,014)	(8,780)	(1,320)
Options Outstanding, Ending	2,327,692	2,159,042	1,514,056	1,515,376
Weighted Average Exercise Price, Beginning	$ 17.04	$ 12.37	$ 12.37
Weighted Average Exercise Price, Options Granted	14.50	28.00
Weighted Average Exercise Price, Options Exercised	27.16
Weighted Average Exercise Price, Options Forfeited	27.83	28.00	14.50
Weighted Average Exercise Price, Ending	$ 17.74	$ 17.04	$ 12.37	$ 12.37
Weighted Average Remaining Life (Years)	5 years 2 months 1 day	5 years 9 months 4 days	5 years 18 days	6 years 18 days
Aggregate Intrinsic Value, Beginning	$ 21,779	$ 11,560	$ 11,563
Aggregate Intrinsic Value, Ending	$ 28,548	$ 21,779	$ 11,560	$ 11,563